Schedule of Investments(a)
March 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–85.11%
Aerospace & Defense–0.55%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027	$3,000,000	$4,374,150
Apparel Retail–0.48%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027(b)	3,005,000	3,840,390
Application Software–7.80%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	6,674,000	6,730,984
BILL Holdings, Inc., Conv., 0.00%, 12/01/2025(c)	8,800,000	8,236,800
Box, Inc., Conv., 0.00%, 01/15/2026(c)	3,000,000	3,609,000
Datadog, Inc., Conv., 0.13%, 06/15/2025	2,500,000	3,535,000
Dropbox, Inc., Conv., 0.00%, 03/01/2028(c)	6,600,000	6,191,625
Envestnet, Inc., Conv., 2.63%, 12/01/2027	4,000,000	4,246,000
Five9, Inc., Conv., 1.00%, 03/15/2029(b)	2,100,000	2,178,750
HubSpot, Inc., Conv., 0.38%, 06/01/2025	1,000,000	2,244,500
MicroStrategy, Inc.,
Conv., 0.00%, 02/15/2027(c)	7,000,000	9,564,100
0.88%, 09/15/2028(b)(d)	6,400,000	6,524,800
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	6,000,000	6,057,000
Workiva, Inc., Conv., 1.25%, 08/15/2028(b)	3,000,000	2,800,500
		61,919,059
Automobile Manufacturers–2.55%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	8,000,000	8,308,000
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	8,700,000	7,007,850
Winnebago Industries, Inc., Conv., 3.25%, 01/15/2030(b)	4,500,000	4,879,125
		20,194,975
Biotechnology–6.07%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	4,270,000	4,034,618
Ascendis Pharma A/S (Denmark), Conv., 2.25%, 04/01/2028	2,000,000	2,311,079
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	6,300,000	6,245,190
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(b)	8,100,000	9,177,300
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	3,000,000	2,922,160
Insmed, Inc., Conv., 0.75%, 06/01/2028	5,000,000	5,367,500
Ionis Pharmaceuticals, Inc., Conv., 0.00%, 04/01/2026(c)	2,500,000	2,473,550
Principal Amount		Value
Biotechnology–(continued)
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	$10,400,000	$10,352,029
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027	4,500,000	5,267,700
		48,151,126
Broadline Retail–0.74%
Etsy, Inc., Conv., 0.13%, 10/01/2026	5,500,000	5,841,000
Cable & Satellite–1.33%
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(b)(d)	11,115,000	10,573,699
Casinos & Gaming–0.55%
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(c)	5,000,000	4,337,500
Communications Equipment–0.88%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029(b)	7,400,000	6,970,976
Computer & Electronics Retail–1.29%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028(b)	8,000,000	10,212,000
Construction & Engineering–0.71%
Fluor Corp., Conv., 1.13%, 08/15/2029(b)	5,000,000	5,641,250
Construction Machinery & Heavy Transportation Equipment– 0.21%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028	1,500,000	1,668,075
Consumer Finance–0.85%
SoFi Technologies, Inc.,
Conv., 0.00%, 10/15/2026(b)(c)	2,000,000	1,717,000
1.25%, 03/15/2029(b)	5,000,000	5,045,000
		6,762,000
Diversified Banks–0.83%
Barclays Bank PLC (United Kingdom), Series A, Conv., 1.00%, 02/16/2029	4,000,000	4,328,240
JPMorgan Chase Financial Co. LLC, Conv., 0.50%, 06/15/2027	2,000,000	2,220,000
		6,548,240
Diversified Metals & Mining–0.22%
MP Materials Corp., Conv., 3.00%, 03/01/2030(b)	1,900,000	1,780,300
Electric Utilities–6.42%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026	2,300,000	2,273,550
Duke Energy Corp., Conv., 4.13%, 04/15/2026(b)	10,400,000	10,288,200
Evergy, Inc., Conv., 4.50%, 12/15/2027(b)	5,000,000	5,088,750

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Electric Utilities–(continued)
FirstEnergy Corp., Conv., 4.00%, 05/01/2026(b)	$8,458,000	$8,417,824
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027(b)	5,000,000	5,357,500
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(d)	2,000,000	3,314,000
Pacific Gas and Electric Co., 5.45%, 06/15/2027	4,000,000	4,013,813
PG&E Corp., Conv., 4.25%, 12/01/2027(b)	3,900,000	3,922,425
Southern Co. (The), Conv., 3.88%, 12/15/2025	8,300,000	8,268,875
		50,944,937
Electrical Components & Equipment–0.27%
Sunrun, Inc., Conv., 4.00%, 03/01/2030(b)	2,100,000	2,099,440
Electronic Components–0.48%
Vishay Intertechnology, Inc., Conv., 2.25%, 09/15/2030(b)	4,000,000	3,840,000
Electronic Equipment & Instruments–0.59%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028(b)	4,600,000	4,700,740
Environmental & Facilities Services–0.28%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028(b)	2,000,000	2,201,300
Financial Exchanges & Data–0.93%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030(b)	7,000,000	7,408,936
Food Distributors–0.14%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,099,500
Health Care Equipment–5.82%
Alphatec Holdings, Inc., Conv., 0.75%, 08/01/2026	2,000,000	2,087,500
CONMED Corp., Conv., 2.25%, 06/15/2027	3,000,000	2,748,900
DexCom, Inc., Conv., 0.25%, 11/15/2025	11,000,000	12,115,192
Enovis Corp., Conv., 3.88%, 10/15/2028(b)	4,000,000	5,138,000
Envista Holdings Corp., Conv., 1.75%, 08/15/2028(b)	3,000,000	2,649,375
Insulet Corp., Conv., 0.38%, 09/01/2026	5,500,000	5,737,875
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	3,500,000	5,068,000
Shockwave Medical, Inc., Conv., 1.00%, 08/15/2028(b)	4,000,000	5,125,000
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028(b)	5,000,000	5,504,795
		46,174,637
Health Care REITs–1.32%
Ventas Realty L.P., Conv., 3.75%, 06/01/2026(b)	3,750,000	3,761,250
Welltower OP LLC, Conv., 2.75%, 05/15/2028(b)	6,000,000	6,708,600
		10,469,850
Principal Amount		Value
Health Care Supplies–1.15%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	$3,770,000	$4,183,758
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(b)	4,500,000	4,920,750
		9,104,508
Health Care Technology–0.29%
Evolent Health, Inc., Conv., 3.50%, 12/01/2029(b)	2,000,000	2,301,500
Homefurnishing Retail–1.25%
Wayfair, Inc., Conv., 3.25%, 09/15/2027	7,500,000	9,881,250
Hotels, Resorts & Cruise Lines–5.93%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	7,450,000	6,946,554
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,004,000	7,747,740
Carnival Corp., Conv., 5.75%, 12/01/2027	6,000,000	9,060,000
Expedia Group, Inc.,
6.25%, 05/01/2025(b)	5,000,000	5,022,764
Conv., 0.00%, 02/15/2026(c)	3,450,000	3,194,700
Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027	5,000,000	4,715,000
Royal Caribbean Cruises Ltd., Conv., 6.00%, 08/15/2025	3,650,000	10,391,550
		47,078,308
Industrial REITs–0.35%
Rexford Industrial Realty L.P., Conv., 4.38%, 03/15/2027(b)	2,700,000	2,749,053
Interactive Media & Services–1.24%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	3,500,000	3,356,859
Snap, Inc., Conv., 0.00%, 05/01/2027(c)	8,000,000	6,470,400
		9,827,259
Internet Services & Infrastructure–4.68%
Akamai Technologies, Inc.,
Conv., 0.38%, 09/01/2027	12,600,000	13,324,500
1.13%, 02/15/2029(b)	3,425,000	3,529,462
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(c)	8,560,000	8,044,260
DigitalOcean Holdings, Inc., Conv., 0.00%, 12/01/2026(c)	3,500,000	2,950,850
MongoDB, Inc., Conv., 0.25%, 01/15/2026	2,000,000	3,511,371
Okta, Inc., Conv., 0.13%, 09/01/2025	6,000,000	5,775,000
		37,135,443
Leisure Facilities–0.94%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	5,700,000	7,478,400
Life Sciences Tools & Services–0.64%
Repligen Corp., Conv., 1.00%, 12/15/2028(b)	4,500,000	5,050,142
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Movies & Entertainment–2.36%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	$6,200,000	$6,371,528
Live Nation Entertainment, Inc.,
Conv., 2.00%, 02/15/2025	7,300,000	8,116,870
3.13%, 01/15/2029	3,500,000	4,215,400
		18,703,798
Multi-Utilities–1.10%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026(b)	3,500,000	3,475,500
CMS Energy Corp., 3.45%, 08/15/2027	5,500,000	5,231,230
		8,706,730
Oil & Gas Exploration & Production–1.35%
EQT Corp., 6.13%, 02/01/2025	6,000,000	6,011,196
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	3,857,000	4,710,361
		10,721,557
Oil & Gas Refining & Marketing–0.21%
World Kinect Corp., Conv., 3.25%, 07/01/2028(b)	1,500,000	1,655,625
Packaged Foods & Meats–1.31%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	2,000,000	3,596,532
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	6,000,000	6,762,000
		10,358,532
Passenger Airlines–2.26%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	7,500,000	8,711,250
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	3,000,000	2,633,765
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	6,500,000	6,602,375
		17,947,390
Passenger Ground Transportation–2.46%
Lyft, Inc., Conv., 0.63%, 03/01/2029(b)	3,250,000	3,812,630
Uber Technologies, Inc.,
Conv., 0.00%, 12/15/2025(c)	3,500,000	3,946,250
Series 2028, Conv., 0.88%, 12/01/2028(b)	9,500,000	11,775,250
		19,534,130
Pharmaceuticals–0.65%
Amphastar Pharmaceuticals, Inc., Conv., 2.00%, 03/15/2029(b)	5,120,000	5,149,754
Real Estate Services–1.47%
Zillow Group, Inc.,
Conv., 2.75%, 05/15/2025	4,000,000	4,245,021
1.38%, 09/01/2026	6,000,000	7,451,263
		11,696,284
Renewable Electricity–0.28%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	2,500,000	2,228,125
Principal Amount		Value
Research & Consulting Services–0.55%
Parsons Corp., Conv., 2.63%, 03/01/2029(b)	$4,000,000	$4,350,000
Restaurants–0.79%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	6,998,000	6,262,820
Semiconductors–3.16%
Impinj, Inc., Conv., 1.13%, 05/15/2027	3,000,000	4,066,800
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	4,450,000	5,631,475
ON Semiconductor Corp., Conv., 0.50%, 03/01/2029	11,640,000	11,511,960
Wolfspeed, Inc., Conv., 1.75%, 05/01/2026	4,000,000	3,866,000
		25,076,235
Systems Software–2.79%
CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(c)	2,100,000	3,588,007
Palo Alto Networks, Inc., Conv., 0.38%, 06/01/2025	3,500,000	10,006,500
Progress Software Corp., Conv., 3.50%, 03/01/2030(b)	3,000,000	3,045,000
Zscaler, Inc., Conv., 0.13%, 07/01/2025	4,000,000	5,469,802
		22,109,309
Technology Hardware, Storage & Peripherals–2.07%
Super Micro Computer, Inc., Conv., 0.00%, 03/01/2029(b)(c)	4,900,000	5,448,713
Western Digital Corp., Conv., 3.00%, 11/15/2028(b)	7,500,000	11,010,000
		16,458,713
Transaction & Payment Processing Services–3.61%
Affirm Holdings, Inc., Conv., 0.00%, 11/15/2026(c)	7,000,000	5,827,500
Block, Inc., Conv., 0.00%, 05/01/2026(c)	9,000,000	8,082,900
Global Payments, Inc., Conv., 1.50%, 03/01/2031(b)	7,500,000	7,965,000
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	6,300,000	6,772,500
		28,647,900
Water Utilities–0.91%
American Water Capital Corp., Conv., 3.63%, 06/15/2026(b)	7,400,000	7,253,850
Total U.S. Dollar Denominated Bonds & Notes (Cost $631,760,259)		675,220,695
Shares
Preferred Stocks–8.82%
Diversified Banks–5.51%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	17,800	21,248,572
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,400	22,436,040
		43,684,612
Diversified Financial Services–1.05%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	130,800	8,338,500
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Electric Utilities–0.63%
NextEra Energy, Inc., 6.93%, Conv. Pfd.	128,000	$4,983,040
Industrial Machinery & Supplies & Components–0.78%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	73,000	4,687,330
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	12,444	1,519,288
		6,206,618
Specialty Chemicals–0.85%
Albemarle Corp., 7.25%, Conv. Pfd.	115,000	6,785,000
Total Preferred Stocks (Cost $62,940,482)		69,997,770
Shares		Value
Money Market Funds–5.56%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	15,435,226	$15,435,226
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(e)(f)	11,016,801	11,021,207
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	17,640,258	17,640,258
Total Money Market Funds (Cost $44,097,806)		44,096,691
TOTAL INVESTMENTS IN SECURITIES–99.49% (Cost $738,798,547)		789,315,156
OTHER ASSETS LESS LIABILITIES—0.51%		4,058,348
NET ASSETS–100.00%		$793,373,504
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $247,653,202, which represented 31.22% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,570,371	$42,314,040	$(29,449,185)	$-	$-	$15,435,226	$173,206
Invesco Liquid Assets Portfolio, Institutional Class	1,835,979	30,224,316	(21,035,134)	(1,115)	(2,839)	11,021,207	174,568
Invesco Treasury Portfolio, Institutional Class	2,937,567	48,358,904	(33,656,213)	-	-	17,640,258	197,383
Total	$7,343,917	$120,897,260	$(84,140,532)	$(1,115)	$(2,839)	$44,096,691	$545,157

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$675,220,695	$—	$675,220,695
Preferred Stocks	69,997,770	—	—	69,997,770
Money Market Funds	44,096,691	—	—	44,096,691
Total Investments	$114,094,461	$675,220,695	$—	$789,315,156
Invesco Convertible Securities Fund